Organization - Schedule of Assets, Liabilities, and Cash Flows of VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Current assets	¥ 23,325,718		¥ 18,364,080		$ 3,660,314
Non-current assets	5,203,288		5,366,765		816,510
Total assets	28,529,006		23,730,845		4,476,824
Accrued expenses and other payables	2,044,597		2,577,709		320,842
Advance from customers	123,370		127,235		19,359
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB602,990 and RMB375,845 (US$58,978) as of December 31, 2020 and 2021, respectively)	3,986,219		4,185,683		625,524
Other liabilities	28,619		104,861		4,492
Deferred tax liabilities	576,798		631,509		90,512
Total non-current liabilities	605,417		736,370		95,004
Total liabilities	4,591,636		4,922,053		720,528
Net revenues	7,237,004	$ 1,135,644	8,658,559	¥ 8,420,751
Net income/(loss)	2,248,785	352,883	3,405,229	3,199,966
VIEs [Member]
Variable Interest Entity [Line Items]
Current assets	735,968		558,442		115,489
Non-current assets	1,922,848		2,077,768		301,737
Total assets	2,658,816		2,636,210		417,226
Accrued expenses and other payables	255,661		497,742		40,119
Advance from customers	88,699		87,604		13,919
Deferred revenue	31,485		17,644		4,941
Inter-company payables	524,983		103,393		82,381
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB602,990 and RMB375,845 (US$58,978) as of December 31, 2020 and 2021, respectively)	900,828		706,383		141,360
Other liabilities	4,202		9,054		659
Deferred tax liabilities	56,462		66,247		8,860
Total non-current liabilities	60,664		75,301		9,519
Total liabilities	961,492		781,684		150,879
Net assets	1,697,324		1,854,526		$ 266,347
Net revenues	948,520	148,844	700,608	702,040
Net income/(loss)	(89,397)	(14,028)	23,342	(848)
Net cash generated (used in)/ from operating activities	411,966	64,646	23,147	(446,358)
Net cash generated/(used in) from investing activities	(386,343)	(60,626)	193,190	478,513
Net cash generated from financing activities	¥ 163,424	$ 25,645	¥ 0	¥ 0